VOYA LETTERHEAD

J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax: (860) 580-4897

neil.mcmurdie@voya.com

December 16, 2014

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      ReliaStar Life Insurance Company

Select*Life Variable Account

Prospectus Title:  FlexDesign® VUL

File Nos.:  333-69431 and 811-04208

Rule 497 (j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its Select*Life Variable Account, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•      The form of Supplement to the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•      The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 12, 2014.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C2N Windsor, CT 06095-4774	Voya Services Company